Earnings/(Loss) Per Share (Details) - Schedule of basic and diluted loss per ordinary share (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Loss Per Ordinary Share Abstract
Weighted average number of ordinary shares outstanding diluted	[1],[2]	19,224,614	12,447,760	12,447,760
Loss per ordinary share-diluted	[2]	$ (0.4601)	$ (1.4274)

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization.